SUBSEQUENT EVENTS (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 10 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Other than as described in below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.
Amendment to extend the Date to Consummate a Business Combination
On May 3, 2022, the Company held an extraordinary general meeting pursuant to which the Company’s shareholders approved extending the date by which the Company had to complete a business combination from May 23, 2022 to August 24, 2022. In connection with the approval of the extension, shareholders elected to redeem 13,824,311 Class A Ordinary Shares. As a result, $140,378,518 (or approximately $10.15 per share) was released from the Trust Account to pay such shareholders and 3,425,689 Class A Ordinary Shares were outstanding as of May 16, 2022.
Refer to the Current Report on Form 8-K filed on May 4, 2022 for further information regarding the Charter Amendment.

NOTE 10 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.